Annual Total Returns [BarChart] - Balanced Strategy Fund - Balanced Strategy Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.40%)
Annual Return 2012	12.95%
Annual Return 2013	12.43%
Annual Return 2014	4.61%
Annual Return 2015	(2.30%)
Annual Return 2016	9.05%
Annual Return 2017	12.00%
Annual Return 2018	(6.80%)
Annual Return 2019	16.45%
Annual Return 2020	7.65%